CERTAIN TRANSACTIONS (Details 8) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2015
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	5.00%		5.00%
Purchase price in US dollars			$ 102
Mylan [Member]
Business Acquisition [Line Items]
Business Acquisition Preexisting Relationship Gain Loss Recognize	$ 623	$ 105